Financial Instruments – Risk Management - Schedule of Financial Liabilities by Category (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Amortized cost [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	$ 254,204,032	$ 614,653,476
Amortized cost [Member] | Trade and other payables [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	7,323,933	156,947,744
Amortized cost [Member] | Borrowings [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	228,502,180	361,759,056
Amortized cost [Member] | Consideration for acquisition of assets [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability		3,852,853
Amortized cost [Member] | Convertible notes [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	18,260,456	80,809,686
Amortized cost [Member] | Lease liability [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	117,463	11,284,137
Amortized cost [Member] | Warrants [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability
Mandatorily measured at fair value through profit or loss [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	1,211,093	14,713,906
Mandatorily measured at fair value through profit or loss [Member] | Trade and other payables [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability		11,989,792
Mandatorily measured at fair value through profit or loss [Member] | Borrowings [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability
Mandatorily measured at fair value through profit or loss [Member] | Consideration for acquisition of assets [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability		2,724,114
Mandatorily measured at fair value through profit or loss [Member] | Convertible notes [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability
Mandatorily measured at fair value through profit or loss [Member] | Lease liability [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability
Mandatorily measured at fair value through profit or loss [Member] | Warrants [Member]
Schedule of Financial Liabilities by Category [Line Items]
Financial liability	$ 1,211,093